Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	NACCO INDUSTRIES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0000789933
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity File Number	1-9172
Entity Tax Identification Number	34-1505819
Entity Address, Address Line One	5875 LANDERBROOK DRIVE
Entity Address, Address Line Two	SUITE 220
Entity Address, City or Town	CLEVELAND
Entity Address, Postal Zip Code	44124-4069
City Area Code	(440)
Local Phone Number	229-5151
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false